UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      One East Capital Advisors, LP
           -----------------------------------------------------
Address:   1 East 57th St., 10th Floor
           New York, NY 10022
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jenna Hwang Ceterko
        -------------------------
Title:  Director of Operations
        -------------------------
Phone:  212-230-4508
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jenna Hwang Ceterko                 New York, NY                  8/14/2008
-----------------------                 ------------                  ----------
      [Signature]                       [City, State]                   [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:            9
                                         -----------
Form 13F Information Table Value Total:     $251,795
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -------- ---- ------ ----
AK STEEL HOLDING CORP CMN      COM              001547108    29401   426105 SH       SOLE    0        SOLE      0    0
AQUILA INC NEW                 COM              03840P102    68439 18153760 SH       SOLE    0        SOLE      0    0
BABCOCK & BROWN AIR LTD        COM              05614P101     2622   262820 SH       SOLE    0        SOLE      0    0
DRS TECHNOLOGIES, INC. CMN     COM              23330X100    60010   762326 SH       SOLE    0        SOLE      0    0
HUNTSMAN CORP                  COM              447011107     1995   175000 SH       SOLE    0        SOLE      0    0
LIBERTY MEDIA CORP NEW         COM              53071M500    59093  2438824 SH       SOLE    0        SOLE      0    0
ENT COM SER A
MASTERCARD INCORPORATED CMN    COM              57636Q107    20001    75328 SH       SOLE    0        SOLE      0    0
CLASS A
ORION MARINE GROUP INC CMN     COM              68628V308       71     5000 SH       SOLE    0        SOLE      0    0
UNITED STATES STEEL CORP CMN   COM              912909108    10163    55000 SH       SOLE    0        SOLE      0    0